SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
SUBSEQUENT EVENTS
32. SUBSEQUENT EVENTS

In January 2019, the Group canceled a total of 15,000,000 ordinary shares including 7,500,000 and 4,500,000 ordinary shares in the form of restricted ordinary shares previously granted to Zhu Jun and Qin Jie on September 4, 2018.

In June 2017, the Group entered into a share purchase agreement with Incsight Limited (“Incsight”), pursuant to which the Group will issue and sell 12,500,000 ordinary shares of the Group, par value of US$0.01, at a per share price of US$1.20 to Incsight for an aggregate consideration of US$15.0 million. In February 2019, the Group and Incsight have entered into a termination agreement and Incsight ceased to hold beneficial ownership in 12,500,000 ordinary shares.

In February 2018, Ark Pacific Special Opportunities Fund I, L.P. (“AP Fund”) assigned its rights and obligations under the share purchase agreement as a whole, as well as 12,500,000 unpaid ordinary shares to a third-party, Jupiter Explorer Limited (“Jupiter”), and Jupiter assumed all the rights and obligations of AP Fund under the share purchase agreement. In February 2019, the Group and Jupiter have entered into a termination agreement and Jupiter ceased to hold beneficial ownership in 12,500,000 ordinary shares.

In March 2019, the Group entered into a deed of settlement agreement with Splendid Days Limited ("SDL") relating to the settlement of convertible notes which expired in December 2018, pursuant to which the convertible notes should be repaid by May 31, 2019 through the proceeds from planned sale of the mortgaged properties. In January 2019, the Group granted a total of 11,700,000 restricted ordinary shares to two third-party consultants as payment for consulting services related to the settlement of the convertible notes.

In March 2019, the Group entered into a joint venture agreement with Faraday & Future Inc. ("F&F") to establish a joint venture to manufacture, market, distribute and sell electric cars in China. Under the terms of joint venture agreement, the Group will make capital contribution of up to US$600.0 million in three equal installments to the joint venture, and F&F will make contributions including its use rights for a piece of land in China to manufacture electric cars and will grant the joint venture an exclusive license to manufacture, market, distribute and sell certain F&F’s car models and other potential selected car models in China, in each case subject to the satisfaction of certain conditions, such as establishment of the joint venture and funding arrangements. The Group has paid the initial deposit of US$5.0 million as of the issuance date of these financial statements. The Group is considering different ways to raise the required capital, including additional equity financing.

In April 2019, the Group announced an extraordinary general meeting (the “EGM”) of shareholders to be held on May 6, 2019. The EGM will consider and vote on the proposals of : (i) Increase of the number of authorized shares to 5,000,000,000 which will be divided into 4,300,000,000 Class A ordinary shares (“Class A Ordinary Shares”) , 600,000,000 Class B ordinary shares (“Class B Ordinary Shares”) and 100,000,000 ordinary shares to be determined in accordance with the Amended and Restated Memorandum and Articles of Association; (ii) Class A Ordinary Share shall entitle the holder thereof to one vote per share, and each Class B Ordinary Share shall entitle the holder thereof to fifty (50) votes per share on all matters subject to vote at general meetings of the Group; and (iii) the Group’s Amended and Restated Memorandum and Articles of Association.